Property and equipment - Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right of use assets
Right-of-use assets, beginning of period	$ 12,451	$ 13,495
Additions, right-of-use assets	10,391	3,485	$ 5,786
Depreciation, right-of-use assets	(6,480)	(5,405)	(5,138)
Lease modifications, right of use assets	543	1,468
Effect of translation, right of use assets	(2,300)	(592)
Right-of-use assets, end of period	14,605	12,451	13,495
Lease Liabilities
Lease liabilities, beginning of period	12,537	13,388
Additions, lease liabilities	10,160	3,427	5,821
Interest expense, lease liabilities	1,710	1,527	1,516
Lease modifications, lease liabilities	595	1,388
Payments, Lease liabilities	(8,666)	(6,615)	(6,084)
Effect of translation, lease liabilities	(2,489)	(578)
Lease liabilities, end of period	$ 13,847	$ 12,537	$ 13,388